Note 11 - Fair Value Measurement - Assets and Liabilities Accounted for at Fair Value (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Inputs, Level 1 [Member]
Money market funds and other bank deposits	$ 587,550	$ 241,558	$ 26,868
Equity securities	178,049	107,486	33,158
Certificates of deposit and other deposits	1,172	1,174	1,177
Fair Value, Inputs, Level 2 [Member]
Receivables from provisional concentrate sales	215,534	170,230	31,515
Metal forward contracts	16,363	15,840	18,039
Foreign exchange contracts	384	1,127	0
Metal forward contracts	$ 15,230	$ 38,273	$ 0
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities	Liabilities	Liabilities
Foreign exchange contracts	$ 1,318	$ 829	$ 10,176